OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Accrued Interest Payable		$ 405,000
Other Current Liabilities	$ 13,462,163	19,732,305	$ 3,646,380
Total Other Non-Current Liabilities	3,932,218	4,215,533	24,929,028
Other Current Liabilities and Other Non-Current Liabilities [Member]
Accrued Interest Payable	1,857,304	9,051,650	2,819,594
Contingent Consideration	87,893	8,951,801	774,000
Derivatives	418,576	546,076
Other Current Liabilities	11,098,390	1,728,854	52,786
Total Other Current Liabilities	$ 13,462,163	19,732,305	3,646,380
Deferred Gain on Sale of Assets		4,164,713	4,731,338
Contingent consideration for other non current assets		0	20,197,690
Other Long Term Liabilities		50,820	0
Total Other Non-Current Liabilities		$ 4,215,533	$ 24,929,028